Statement of consolidated changes in equity - BRL (R$) R$ in Millions	Issued capital [member]	Capital reserve / Long-term Incentive Plans [member]	Treasury shares [member]	Capital reserve [member]	Statutory reserve [member]	Tax Incentive [Member]	Retention Of Profits [Member]	Additional Dividends Proposed [Member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	R$ 8,043	R$ 32	R$ (50)						R$ (488)	R$ (5,209)	R$ (4,530)	R$ (2,202)	R$ (1,664)	R$ (3,866)
Comprehensive income for the year:
Loss for the year											13,985	13,985	(23)	13,962
Exchange variation of foreign sales hedge, net of taxes										154		154	53	207
Fair value of cash flow hedge, net of taxes										263		263	60	323
Actuarial loss with post-employment benefits, net of taxes										23		23		23
Foreign subsidiaries currency translation adjustment										1,591		1,591	(88)	1,503
Total Comprehensive income for the period										2,031	13,985	16,016	2	16,018
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes										(26)	26
Realization of deemed cost of jointly-controlled investment, net of taxes										(1)	1
Exchange variation in hyperinflationary economy, net of taxes										35		35		35
Equity valuation adjustments										8	27	35		35
Contributions and distributions to shareholders:
Dividends-lapse of statute of limitation											3	3		3
Dividends											(6,000)	(6,000)		(6,000)
Incentive long term plan payments with treasury shares			12	3								15		15
Legal reserve					473						(473)
Tax incentive reserve						1,018					(1,018)
Retention of profits							644				(644)
Additional proposed dividends								1,350			(1,350)
Total contributions to shareholders			12	3	473	1,018	644	1,350			(9,482)	(5,982)		(5,982)
Ending balance, value at Dec. 31, 2021	8,043	32	(38)	3	473	1,018	644	1,350	(488)	(3,170)		7,867	(1,662)	6,205
Comprehensive income for the year:
Loss for the year											(336)	(336)	(485)	(821)
Exchange variation of foreign sales hedge, net of taxes										2,650		2,650	197	2,847
Fair value of cash flow hedge, net of taxes										293		293		293
Actuarial loss with post-employment benefits, net of taxes										10		10		10
Foreign subsidiaries currency translation adjustment										(1,902)		(1,902)	96	(1,806)
Total Comprehensive income for the period										1,051	(336)	715	(192)	523
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes										(26)	26
Realization of deemed cost of jointly-controlled investment, net of taxes										(1)	1
Long term incentive plan, net of taxes		20										20		20
Fair value of financial transactions of non-controlling subsidiaries													610	610
Exchange variation in hyperinflationary economy, net of taxes										70		70		70
Equity valuation adjustments		20								43	27	90	610	700
Contributions and distributions to shareholders:
Incentive long term plan payments with treasury shares		(13)	10	3
SUDENE tax incentive supplement						109					(109)
Non-controlling interest in acquired entity													31	31
Additional dividends approved in the board meeting								(1,350)				(1,350)		(1,350)
Absorption of losses							(418)				418
Proposed dividends													(1)	(1)
Total contributions to shareholders		(13)	10	3		109	(418)	(1,350)			309	(1,350)	30	(1,320)
Ending balance, value at Dec. 31, 2022	8,043	39	(28)	6	473	1,127	226		(488)	(2,076)		7,322	(1,214)	6,108
Comprehensive income for the year:
Loss for the year											(4,579)	(4,579)	(311)	(4,890)
Exchange variation of foreign sales hedge, net of taxes										3,482		3,482	374	3,856
Fair value of cash flow hedge, net of taxes										150		150		150
Actuarial loss with post-employment benefits, net of taxes										(85)		(85)		(85)
Foreign subsidiaries currency translation adjustment										(2,373)		(2,373)	(91)	(2,464)
Total Comprehensive income for the period										1,174	(4,579)	(3,405)	(28)	(3,433)
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes										(15)	15
Long term incentive plan, net of taxes		(2)										(2)		(2)
Fair value adjustments of trade accounts receivable, net of taxes										5		5		5
Exchange variation in hyperinflationary economy, net of taxes										60		60		60
Equity valuation adjustments		(2)								50	15	63		63
Contributions and distributions to shareholders:
Incentive long term plan payments with treasury shares			28	(16)								12		12
Proceeds from sale of non-controlling interests													316	316
Capital increase from cotrolling interests													168	168
Other													(5)	(5)
Acquisition of subsidiary with non-controlling interests													62	62
Absorption of losses					(473)	(1,127)	(226)				1,826
Proposed dividends													(12)	(12)
Total contributions to shareholders			28	(16)	(473)	(1,127)	(226)				1,826	12	529	541
Ending balance, value at Dec. 31, 2023	R$ 8,043	R$ 37		R$ (10)					R$ (488)	R$ (852)	R$ (2,738)	R$ 3,992	R$ (713)	R$ 3,279